Other financial liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Other financial liabilities [Text Block]

15. Other financial liabilities

	Dec. 31, 2020	Dec. 31, 2019
Current
Derivative liabilities	$15,312	$10,295
Embedded derivatives (note 27d)	—	9,074
Other financial liabilities at amortized cost	9,401	8,707
	24,713	28,076

Non-current
Deferred Rosemont acquisition consideration	25,961	24,491
Gold prepayment liability	137,031	—
Other financial liabilities at amortized cost	31,386	15,293
	194,378	39,784
	$219,091	$67,860

The derivative liabilities include derivative and hedging transactions. Derivative liabilities are carried at their fair value with changes in fair value recorded to the consolidated income statements. The fair value adjustments for hedging type derivatives are recorded in revenue. Fair value adjustments for embedded derivatives are recorded within net finance expense.

On May 7, 2020, the Company entered into an agreement and received $115,005 in exchange for the delivery of 79,954 gold ounces starting January 2022 and ending in December 2023, which were valued at gold forward curve prices averaging $1,682 per ounce at the time of the transaction. The agreement has been assessed as a financial liability that has been designated as fair value through profit or loss within change in fair value of financial instruments, with a component of the fair value related to the fluctuation in the Company's own credit risk being recorded to other comprehensive income. The fair value adjustment recorded in profit or loss and other comprehensive income for the year ended December 31, 2020 totaled loss of $22,026.

Other financial liabilities at amortized cost relate to agreements with communities near the Constancia operation which allow Hudbay to extract minerals over the useful life of the Constancia operation, carry out exploration and evaluation activities in the area and provide Hudbay with community support to operate in the region. The changes in other financial liabilities at amortized cost during the year ended December 31, 2020 primarily relates to changes in estimated community payments arising from the execution of the Pampacancha surface rights agreement and individual land user agreements with certain community members, partially offset by disbursements.

The following table summarizes changes in other financial liabilities at amortized cost:

Balance, January 1, 2019	$21,361
Net additions	7,369
Disbursements	(6,351)
Accretion	1,222
Effects of changes in foreign exchange	399
Balance, December 31, 2019	$24,000
Net additions	116,233
Disbursements	(98,375)
Accretion	3,641
Effects of changes in foreign exchange	(4,712)
Balance, December 31, 2020	$40,787